Voya Russia Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: –%
		Communication Services: –%
310,000	(1)	Mobile TeleSystems PJSC ADR	$–	–
73,700	(1),(2)	Yandex NV	–	–
			–	–

		Consumer Staples: –%
40,000	(1)	Magnit OJSC	–	–
98,200	(1)	X5 Retail Group N.V. - FIVEL GDR	–	–
			–	–

		Energy: –%
1,967,553	(1),(2)	Gazprom PJSC	–	–
40,000	(1)	Lukoil PJSC ADR	–	–
37,800	(1)	Lukoil PJSC	–	–
12,450	(1)	Novatek PJSC GDR	–	–
146,000	(1)	Novatek PJSC	–	–
1,900,000	(1)	Sovcomflot PJSC	–	–
420,000	(1)	Tatneft PJSC	–	–
			–	–

		Financials: –%
800,000	(1),(2)	Renaissance Insurance Group JSC	–	–
1,085,000	(1),(2),(3)	Sberbank of Russia PJSC	–	–
2,800,000,000	(1),(2),(3)	VTB Bank PJSC	–	–
			–	–

		Industrials: –%
2,700,000	(1),(2)	Aeroflot PJSC	–	–

		Materials: –%
1,655,000	(1)	Alrosa PJSC	–	–
11,000	(1)	MMC Norilsk Nickel OJSC	–	–
36,100	(1)	PhosAgro PJSC	–	–
3,000,000	(1),(4)	Segezha Group PJSC	–	–
			–	–

	Total Common Stock
	(Cost $41,790,891)		–	–

PREFERRED STOCK: –%
		Energy: –%
410,000	(1)	Tatneft	–	–
800	(1)	Transneft PJSC	–	–
			–	–

		Financials: –%
310,000	(1),(2),(3)	Sberbank of Russia	–	–

	Total Preferred Stock
	(Cost $4,326,811)		–	–

	Total Long-Term Investments
	(Cost $46,117,702)		–	–

SHORT-TERM INVESTMENTS: 106.6%
		Mutual Funds: 106.6%
1,028,908	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.730%
		(Cost $1,028,908)	1,028,908	106.6

	Total Short-Term Investments
	(Cost $1,028,908)		1,028,908	106.6

	Total Investments in Securities (Cost $47,146,610)		$1,028,908	106.6
	Liabilities in Excess of Other Assets		(63,626)	(6.6)
	Net Assets		$965,282	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of July 31, 2022, the Fund held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Rate shown is the 7-day yield as of July 31, 2022.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2022 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$–	$–	$–	$–
Consumer Staples	–	–	–	–
Energy	–	–	–	–
Financials	–	–	–	–
Industrials	–	–	–	–
Materials	–	–	–	–
Total Common Stock	–	–	–	–
Preferred Stock	–	–	–	–
Short-Term Investments	1,028,908	–	–	1,028,908
Total Investments, at fair value	$1,028,908	$–	$–	$1,028,908

(1)	For the period ended July 31, 2022, certain securities have transferred in and out of Level 2 and Level 3 measurements during the year. At July 31, 2022, securities valued at $56,114,077 were transferred from Level 2 to Level 3 within the fair value hierarchy due to a lack of significant other observable inputs.

At July 31, 2022, Voya Russia Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Sberbank of Russia	3/4/2021	$1,073,627	$–
Sberbank of Russia PJSC	8/9/2016	3,060,253	–
VTB Bank PJSC	5/5/2021	1,952,315	–
		$6,086,195	$–

At July 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $47,464,298.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(46,435,390)
Net Unrealized Depreciation	$(46,435,390)